RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of nature of the relationships with related parties

Name	Relationship with the Group
Mr. Dong Yu	Chairman, CEO and principal shareholder
Mr. Zhong Jiang	Independent Director
Hubei Film Distribution and Exhibition Co., Ltd. ("Hubei Film Distribution")	Noncontrolling shareholder
Wuhan Lianzhong	Cost method investee
Zhongda Helian	Cost method investee
Ms. Xiang Li	Noncontrolling shareholder
Hunan Xiaoxiang Cineplex Investment Management Co., Ltd. ("Hunan Xiaoxiang")	Noncontrolling shareholder
Film Workshop Co., Ltd. ("Film Workshop")	A company majority-owned by a consultant and a former director
Mr. Xiaojian Xu	Noncontrolling shareholder
Tianjin Nongken Group Real Estate Development Co., Ltd. ("Nongken Real Estate")	Noncontrolling shareholder
Tianjin Nongken Group Culture Investment Co., Ltd. ("Nongken Culture")	A company majority-owned by a noncontrolling shareholder
Tianjin Nongken Group Co., Ltd. ("Nongken Group")	A company as a shareholder of a noncontrolling shareholder
Sanya Cinema	Equity method investee
Wuhu Bona.	Equity method investee
Bona Film Investment Fund.	Equity method investee
Mr. Guoqiang Lu	Noncontrolling shareholder
Beijing Xinliliang Television Culture Co., Ltd ("Beijing Xinliliang").	A company owned by a noncontrolling shareholder

Schedule of balances due from and due to the related parties

	December 31,
	2012	2013
Amounts due from affiliates of Cinema Popular(i)	343,817	295,429
Amounts due from Wuhu Bona(iv)	—	156,090
Amounts due from Nongken Group(ii)	—	54,851
Amounts due from Sanya Cinema(iii).	—	3,085
Amounts due from Nongken Real Estate(ii)	—	661

	343,817	510,116

(i)
The amounts represent Cinema Popular's receivables from affiliates to support the operation of the affiliates.

(ii)
The amounts represent the receivables for the theater rental fees from Nongken.

(iii)
The amounts represent the receivables for upfront expenses paid for Sanya Cinema.

(iv)
The amounts represent the receivables for consulting services fees from Wuhu Bona.

	December 31,
	2012	2013
Amounts due to Nongken Real Estate(v)	2,044,911	2,104,498
Amounts due to Nongken Culture(iv)	679,853	1,541,184
Amounts due to Wuhan Lianzhong(iii)	762,187	784,396
Amounts due to Film Workshop(ii)	662,293	684,824
Amounts due to Hubei Film Distribution(i)	481,533	462,527
Amounts due to Hunan Xiaoxiang(i)	240,766	247,782
Amounts due to Beijing Xinliliang(vii)	—	57,077
Amounts due to Mr. Guoqiang Lu(vi)	—	3,436
Amounts due to Mr. Xiaojian Xu(i)	393,252	—
Amounts due to Ms. Xiang Li(i)	481,533	—

	5,746,328	5,885,724

(i)
The amounts mainly represent loans from the noncontrolling shareholders for operations.

(ii)
The amounts represent payables for film production service provided by Film Workshop.

(iii)
The amounts represent payables for film projection equipment purchased from Wuhan Lianzhong.

(iv)
The amounts represent payables for rental expenses.

(v)
The amounts represent payables for loans obtained from Nongken Real Estate.

(vi)
The amounts represent payables for reimbursements to Mr. Guoqiang Lu for expenses incurred for Bona Guoqiang.

(vii)
The amounts represent payables for film production services provided by Beijing Xinliliang.